Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Leases [Line Items]
Expenses relating to short-term leases	€ 7	€ 9
Lease commitment amount for leases not commenced	€ 7
Weighted average incremental borrowing rate applied to lease liabilities	6.30%	6.30%
Top of Range | Property and Equipment
Disclosure of Leases [Line Items]
Expected lease term	13 years